Credit Quality of Financial Assets and the Allowance for Credit Losses	12 Months Ended
Mar. 31, 2021
Credit Loss [Abstract]
Credit Quality of Financial Assets and the Allowance for Credit Losses
11. Credit Quality of Financial Assets and the Allowance for Credit Losses
The Company and its subsidiaries provide the following information disaggregated by portfolio segment and class of financial assets.
Allowance for credit losses—by portfolio segment
Credit quality of financial assets—by class

•	Credit quality indicators

•	Past-due financing receivables

•	Non-accrual
Information about troubled debt restructurings—by class
A portfolio segment is defined as the level at which an entity develops and documents a systematic methodology to determine its allowance for credit losses. The Company and its subsidiaries classify our portfolio segments by instruments of loans, net investment in leases and other financial assets measured at amortized cost. Classes of financial assets are determined based on the initial measurement attribute, risk characteristics of the financing receivables and the method for monitoring and assessing obligors’ credit risk and are defined as the level of detail necessary for a financial statement user to understand the risks inherent in the financial assets. Classes of financial assets generally are a disaggregation of a portfolio segment, and the Company and its subsidiaries disaggregate our portfolio segments into classes by regions, instruments or industries of our debtors.
The following table provides information about the allowance for credit losses for installment loans, net investment in leases and other financial assets measured at amortized cost for fiscal 2021:

	Fiscal Year ended March 31, 2021
	Millions of yen
	Installment loans				Net investment in leases	Other financial assets measured at amortized cost*2	Total
	Consumer	Corporate		Purchased loans*1
		Non-recourse loans	Other than non-recourse loans
Allowance for credit losses:
Beginning balance	¥20,542	¥1,786	¥20,209	¥1,458	¥11,692	¥1,149	¥56,836
Cumulative effect of adopting According Standards Update 2016-13	14,500	1,601	10,725	0	3,550	1,369	31,745
Reclassification to allowance for investment in operating leases*3	0	0	0	0	0	(312)	(312)
Balance at April 1, 2020	35,042	3,387	30,934	1,458	15,242	2,206	88,269
Provision (Reversal)	6,614	38	8,823	353	3,285	4,483	23,596
Allowance of purchased loans during the reporting period	0	0	0	3,899	0	0	3,899
Charge-offs*4	(13,695)	0	(16,685)	(4,040)	(2,668)	(344)	(37,432)
Recoveries	651	0	87	46	10	11	805
Other* 5	398	57	(18)	119	653	(351)	858

Ending balance	¥29,010	¥3,482	¥23,141	¥1,835	¥16,522	¥6,005	¥79,995

Collective (pool) assessment	24,761	3,250	15,372	681	13,267	810	58,141
Individual assessment	4,249	232	7,769	1,154	3,255	5,195	21,854

Notes 1:	Loans held for sale and policy loan receivables of an insurance entity are not scope to allowance for credit losses.
2:
Held-to-maturity
debt securities held by the Company and subsidiaries consist of Japanese government bonds (JGBs) and other securities secured by JGBs. There was no allowance for credit losses on these held-to-maturity debt securities. And there is no delinquency or on non-accrual
status on
held-to-maturity
debt securities

*1
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely. Due to the adoption of Credit Losses Standard, allowance of ¥
176,714 million was recorded as credit loss
gross-up
treatment for purchased loans on April 1, 2020, and the same amount has been charged-off.

*2
Other financial assets measured at amortized cost includes the allowance for credit losses on financial receivables, such as loans to affiliates and accounts receivable. The provision for credit losses of loans to affiliates of ¥255 million was recorded in equity in net income of affiliates. And the allowance for credit losses on loans to affiliates of ¥1,050 million was recorded as a reduction in investment in affiliates.

*3
The allowance for accrued lease payments for receivable from operating leases was reclassified to the investment in operating leases balance on April 1, 2020, due to the application of the Credit Losses Standard.

*4	Charge-off include the amount of ¥3,899 million for write-offs of purchased loans.
*5	Other mainly includes foreign currency translation adjustments and a decrease in allowance related to a sale of a subsidiary.
The following table provides information about purchased loans which were acquired for fiscal 2021:

Millions of yen
Fiscal Year ended March 31, 2021
Purchase price	¥2,705
Allowance for credit losses at acquisition date	3,899
Discount or premium attributable to other factors	254

Par value	¥6,858

The Company and its subsidiaries estimate an allowance for credit losses for all credit losses expected to occur in future over the remaining life of financial assets, and recognize the allowance adequately based on management judgement. In developing the allowance for credit losses, the Company and its subsidiaries consider, among other things, the following factors in collective assessment and individual assessment by each portfolio:

•	business characteristics and financial conditions of obligors;

•	prior charge-off experience;

•	current delinquencies and delinquency trends;

•	value of underlying collateral and guarantees; and

•	current economic conditions and trends and expected outlook in future.
In common with all classes, the Company and its subsidiaries monitor the credit quality indicators as performing and non-performing
assets. The category of
non-performing
assets includes financing receivables for debtors who have filed for insolvency proceedings, whose bank transactions are suspended, whose bills are dishonored, whose businesses have deteriorated, whose repayment is past-due
90 days or more, financing receivables modified as troubled debt restructurings, and performing assets include all other financing receivables. Regarding purchased loans, they are classified as non-performing
assets when it is probable that the acquisition cost of purchased loans cannot be collected, while all the other purchased loans are included in the category of performing assets.
When certain performing financial assets mainly have similar risk characteristics to other financial assets, the performing financial assets are collectively evaluated as a pool. On the contrary, when financial assets do not have similar risk characteristics to other financial assets, the financial assets are evaluated individually.
Loans to consumer borrowers
Loans to consumer borrowers mainly consist of real estate loans and card loans.
The credit quality of real estate loans is affected by the cash flows derived from the property and its collateral value.
The credit quality of card loans is affected by the repayment ability of customers such as customer credit standing or payment history.
The Company and its subsidiaries use these factors to estimate the allowance for credit losses because they are reflected in the probability of default and loss given default in each portfolio.
Loans to corporate borrowers
Loans to corporate borrowers are classified into
non-recourse
loans and loans other than
non-recourse
loans.
The credit quality of
non-recourse
loans for which cash flows from real estate are the source of repayment depends mainly on the real estate collateral value.
Loans other than
non-recourse
loans are classified into either real estate companies or commercial, industrial and other companies, each of which are further divided into Japan and overseas.
The credit quality of real estate companies is affected by mainly Japanese and Americas real estate markets and trends.
The credit quality of commercial, industrial and other companies, which consist of various industries, is affected mainly by broader financial and economic conditions and trends in Japan, the Americas and Asian countries.
The allowance for credit losses for loans to corporate borrowers is estimated by considering, among others, debtors’ situation, as well as economic conditions and trends in its industries, the value of underlying collateral and guarantees, and probability of default and loss given default.
Net investment in leases
Net investment in leases consists of leases of various equipment types, including office equipment, industrial machinery, transportation equipment and real estate properties. The allowance for credit losses for net investment in leases is estimated based on the value of the underlying leased assets, debtors’ situation, economic conditions and trends in its industries, and probability of default and loss given default.
In common with portfolio segments, the forecasted future economic indicators correlated with the prior charge-off
experience are reflected to the estimate of the allowance for credit losses. Economic indicators correlated with prior charge-off
experience are determined over the reasonable and supportable forecasted period. Economic indicators include GDP growth rates, consumer price indices, unemployment rates, and government bond interest rates. It also considers forward-looking scenarios of how the selected economic indicators will change in the future. The Company and its subsidiaries use the latest economic forecasts available from the economic reports published by the government and the Financial Services Agency, the Bank of Japan and third-party information providers as economic indicators. For the impact of the spread of
COVID-19,
the Company and its subsidiaries revise forward-looking scenarios, as necessary, with a quantitative adjustment based on the analysis of impact to the portfolios and the referenced economic indicators.
On the other hand, for periods beyond which the Company and its subsidiaries are able to make or obtain reasonable and supportable forecasts of future economic indicators of the entire life of the financial asset, expected credit losses are estimated for the remaining life mainly using an appropriate reversion approach, mainly immediate reversion to historical credit loss information.
There have been no significant changes during the fiscal year to methodologies and economic indicators used to estimate the allowance for Credit Losses Standard adopted at the beginning of fiscal 2021
.
When
non-performing
financial assets with deteriorated credit quality have similar risk characteristics to other financial assets, the allowance for credit losses is collectively evaluated based on mainly loss given default. On the other hand, if the non-performing
financial assets do not have similar risk characteristics to other financial assets, the allowance for credit losses is individually evaluated.
In the individual assessment the allowance for credit losses is estimated individually based on the present value of expected future cash flows, the observable market price or the fair value of the collateral securing the financial receivables if the financial receivables are collateral-dependent.
The collateral-dependent financial receivables are defined as the finance receivables, which a debtor would be in financial difficulty and the collection significantly depend on the collateral. These financial receivables are mainly non-recourse
loans and purchased loans for which cash flows from underlying real estate is the source of repayment.
For
non-recourse
loans, their collection depends on the real estate collateral value, which may decline as a result of a decrease in liquidity of the real estate market, a rise in vacancy rate of rental properties, a fall in rents and other factors
.
For purchased loans, their collection may decrease due to a decline in the real estate collateral value and debtors’ creditworthiness. Thus, the changes in these risks affect the amount of the allowance for credit losses.
In common with all portfolio segments, the Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal, mainly based upon an evaluation of the relevant debtors’ creditworthiness and the liquidation status of collateral.

The following table provides information about the origination years of financial assets as of March 31, 2021. The card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year are excluded from the table.

		March 31, 2021
		Millions of yen
Portfolio segment		Origination year (years ended March 31)
Class
	Credit Quality	2021	2020	2019	2018	2017	Prior	Total
Consumer borrowers:
	Performing	¥371,914	¥443,079	¥332,461	¥220,035	¥223,814	¥498,350	¥2,089,653
	Non-Performing	11,041	7,854	5,132	3,176	2,612	3,609	33,424

Real estate loans
	Performing	362,832	431,483	327,967	217,380	223,540	498,080	2,061,282
	Non-Performing	96	735	1,598	1,683	2,068	3,459	9,639
Other*
	Performing	9,082	11,596	4,494	2,655	274	270	28,371
	Non-Performing	10,945	7,119	3,534	1,493	544	150	23,785
Corporate borrowers:
	Performing	341,346	378,732	207,214	124,889	71,400	97,113	1,220,694
	Non-Performing	6,972	12,215	6,594	7,266	4,110	10,709	47,866

Non-recourse loans
Japan
	Performing	6,637	24,428	5,283	2,802	0	8,806	47,956
The Americas
	Performing	1,349	52,413	28,291	15,817	5,178	8,764	111,812
	Non-Performing	58	0	0	0	0	1,259	1,317
Other than non-recourse loans
Real estate companies in Japan
	Performing	103,982	62,274	35,065	28,743	25,487	21,753	277,304
	Non-Performing	70	252	192	0	690	538	1,742
Real estate companies in overseas
	Performing	42,980	55,678	10,695	4,992	1,976	2,976	119,297
	Non-Performing	0	3,049	2,057	4,946	1,056	3,397	14,505
Commercial, industrial and other companies in Japan
	Performing	78,281	41,166	30,116	12,746	11,798	18,664	192,771
	Non-Performing	1,210	3,865	205	878	82	1,022	7,262
Commercial, industrial and other companies in overseas
	Performing	108,117	142,773	97,764	59,789	26,961	36,150	471,554
	Non-Performing	5,634	5,049	4,140	1,442	2,282	4,493	23,040
Purchased loans:
	Performing	527	0	0	168	119	9,714	10,528
	Non-Performing	0	0	0	15	0	1,808	1,823

Net investment in leases:
	Performing	333,190	268,966	171,040	105,708	62,977	68,712	1,010,593
	Non-Performing	1,366	3,057	3,441	3,151	2,980	4,930	18,925

	December 31, 2020
	Millions of yen
Portfolio segment	Origination year (years ended March 31)
Class
Credit Quality	2021	2020	2019	2018	2017	Prior	Total
Japan
Performing	184,342	165,580	121,072	84,928	57,393	67,040	680,355
Non-Performing	151	776	1,194	1,512	1,261	2,213	7,107
Overseas
Performing	148,848	103,386	49,968	20,780	5,584	1,672	330,238
Non-Performing	1,215	2,281	2,247	1,639	1,719	2,717	11,818
Other financial assets measured at amortized cost
Performing	14,882	1,045	67	938	2,502	13,762	33,196
Non-Performing	0	0	0	908	0	0	908

Total (excluding revolving repayment card loans)
Performing	¥1,061,859	¥1,091,822	¥710,782	¥451,738	¥360,812	¥687,651	¥4,364,664
Non-Performing	¥19,379	¥23,126	¥15,167	¥14,516	¥9,702	¥21,056	¥102,946

Note:	Loans held for sale and policy loan receivables of an insurance entity are not included in the table above.
*
Other in loans to consumer borrowers includes claims receivable arising from payments on guarantee of consumer loans. For further information, see Note 33 “Commitments, Guarantees and Contingent Liabilities”

The information about card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year as of March 31, 2021 are as follows:

	March 31, 202 1
	Millions of yen
Portfolio segment	Revolving repayment card loans	Modification of collection condition by relief of contract condition	Total—revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Credit quality
Consumer borrowers:
Performing	¥183,722	¥0	¥183,722	¥4,364,664	¥4,548,386

Non-Performing	1,132	3,693	4,825	102,946	¥107,771

Of
non-performing
assets, the Company and its subsidiaries consider smaller balance homogeneous loans (including real estate loans and card loans, among others, which are not restructured) and net investment in leases as the 90 days or more past-due
financing receivables not individually evaluated, and consider all others as the loans individually evaluated. After the Company and its subsidiaries have set aside a provision for those non-performing
assets, the Company and its subsidiaries continue to monitor at least on a quarterly basis the quality of any underlying collateral, the business conditions of the debtors and other important factors in order to report to management and develop additional provision for credit losses as necessary.
The following table provides information about the
past-due
financial assets as of March 31, 2021:

	March 31, 2021
		Millions of yen
		Past-due financing assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥4,553	¥10,257	¥14,810	¥2,311,624
	Real estate loans	1,375	2,515	3,890	2,070,921
	Card loans	371	1,105	1,476	188,547
	Other	2,807	6,637	9,444	52,156
Corporate borrowers		8,296	24,443	32,739	1,268,560
Non-recourse loans	Japan	0	0	0	47,956
	The Americas	5,193	1,316	6,509	113,129
Other than Non-recourse loans	Real estate companies in Japan	144	778	922	279,046
	Real estate companies in overseas	0	14,505	14,505	133,802
	Commercial, industrial and other companies in Japan	592	1,993	2,585	200,033
	Commercial, industrial and other companies in overseas	2,367	5,851	8,218	494,594
Net investment in leases		9,332	17,128	26,460	1,029,518
	Japan	2,257	6,347	8,604	687,462
	Overseas	7,075	10,781	17,856	342,056

Total		¥22,181	¥51,828	¥74,009	¥4,609,702

Note:	Loans held for sale, policy loans receivable of an insurance entity and purchased loans are not included in the table above.
In common with all classes, the Company and its subsidiaries consider financial assets as past-due
financial assets when principal or interest is
past-due
30 days or more. Loans whose terms have been modified are not classified as past-due
financial assets if the principals and interests are not
past-due
30 days or more in accordance with the modified terms.
The following table provides information about
non-accrual
of financial assets as of March 31, 2021:

	March 31, 2021
	Millions of yen
	Installment loans			Net investment in leases	Total
	Consumer borrowers	Corporate borrowers
		Non- recourse loans	Other than non- recourse loans
Non-accrual of financial assets:
Beginning balance	¥13,607	¥2,466	¥42,156	¥15,346	¥73,575
Ending balance	10,322	10,148	43,672	17,166	¥81,308
Interest income recognized during the reporting period	519	0	229	0	¥748
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	736	0	10,572	0	¥11,308
The Company and its subsidiaries suspend accruing interest on past-due
installment loans and net investment in leases when principal or interest is past-due
90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends. Cash repayments received on non-accrual
loans are applied first against past due interest and then any surpluses are applied to principal in view of the conditions of the contract and obligors. The Company and its subsidiaries return to accrual status non-accrual
loans and net investment in leases when it becomes probable that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and lease receivables, as evidenced by continual payments from the debtors. The period of such continual payments before returning to accrual status varies depending on factors that are considered relevant in assessing the debtor’s creditworthiness, such as the debtor’s business characteristics and financial conditions as well as relevant economic conditions and trends.
The following table provides information about troubled debt restructurings of financing receivables that occurred during the fiscal year ended March 31, 2021:

	Fiscal Year ended March 31, 2021
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥9,279	¥6,727
	Real estate loans	34	23
	Card loans	1,677	1,261
	Other	7,568	5,443
Corporate borrowers		14,723	13,049
Other than Non-recourse loans	Real estate companies in overseas	111	111
	Commercial, industrial and other companies in Japan	38	38
	Commercial, industrial and other companies in overseas	14,574	12,900

Total		¥24,002	¥19,776

A troubled debt restructuring is defined as a restructuring of a financing receivable in which the creditor grants a concession to the debtor for economic or other reasons related to the debtor’s financial difficulties.
The Company and its subsidiaries offer various types of concessions to our debtors to protect as much of the investment as possible in troubled debt restructurings. For the debtors of non-recourse
loans, the Company and its subsidiaries offer concessions including an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. For the debtors of all financing receivables other than non-recourse
loans, the Company and its subsidiaries offer concessions such as a reduction of the loan principal, a temporary reduction in the interest payments, or an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. In addition, the Company and its subsidiaries may acquire collateral assets from the debtors in troubled debt restructurings to satisfy fully or partially the loan principal or past due interest.
In common with all portfolio segments, financing receivables modified as troubled debt restructurings are recognized as impaired and are individually evaluated for allowance for credit losses. In most cases, these financing receivables have already been considered impaired and individually evaluated for allowance for credit losses prior to the restructurings. However, as a result of the restructuring, the Company and its subsidiaries may recognize additional allowance for credit losses for the restructured receivables.
For fiscal 2021, while there are financial assets for which the payments were deferred other than those in the troubled debt restructuring stated above due to the spread of
COVID-19,
the payment deferrals, which are determined not to meet the definition of a troubled debt restructuring are not included in the troubled debt restructuring stated the above.
The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2021 and for which there was a payment default during the fiscal year ended March 31, 2021:

	Fiscal Year ended March 31, 2021
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥387
	Card loans	36
	Other	351
Corporate borrowers		752
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	752

Total		¥1,139

The Company and its subsidiaries consider financing receivables whose terms have been modified in a restructuring as defaulted receivables when principal or interest is past-due
90 days or more in accordance with the modified terms.
In common with all portfolio segments, the Company and its subsidiaries suspend accruing interest and may recognize additional allowance for credit losses as necessary for the defaulted financing receivables.
As of March 31, 2021, there were no foreclosed residential real estate properties. The carrying amounts of installment loans in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure were ¥70 million as of March 31, 2021.